Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 2,124	£ 2,480
Other income	52	75
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	494	(145)
Other income	204	116
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	698	(29)
Significant unobservable inputs (Level 3) [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	0
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	212	(155)
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	212	(155)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	2	0
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	2	0
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	6	18
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	6	18
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	21	(3)
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	21	(3)
Financial assets at fair value through income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	253	(5)
Other income	205	116
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 458	£ 111